Financial Instruments - Summary of condensed consolidated statement of financial position (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Total Assets	¥ 3,123,254	¥ 2,963,222
Total liabilities	2,008,731	1,903,541
Total equity	1,114,523	1,059,681	¥ 1,054,285	¥ 1,016,066
Interest-bearing debt	675,400	552,500
Net interest-bearing debt	316,200	274,200
Equity attributable to owners of the parent	¥ 910,674	¥ 858,939
Ratio of equity attributable to owners of the parent	29.20%	29.00%
Debt equity ratio (times)	0.74	0.64
Net debt-equity ratio (times)	0.35	0.32
Total Assets	¥ 160,000
Total liabilities	105,200
Total equity	54,800
Interest-bearing debt	122,900
Net interest-bearing debt	42,000
Equity attributable to owners of the parent	¥ 51,700
Ratio of equity attributable to owners of the parent	0.20%
Debt equity ratio	0.10%
Net debt-equity ratio	0.03%